Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 18,851,244	$ 171,271
Accounts receivable	51,539	14,351
Contract payments		1,606,320
Prepaid expenses	1,270,556	264,199
TOTAL CURRENT ASSETS	20,173,339	2,056,141
Non-current
Contract payments	1,606,320
Intangible assets	256,243	234,316
Total Assets	22,035,902	2,290,457
Current
Accounts payable and accrued liabilities	700,999	1,034,213
TOTAL CURRENT LIABILITY	700,999	1,034,213
Non-current
Derivative warrant liability	4,597,332
Total Liabilities	5,298,331	1,034,213
Shareholders’ Equity
Share capital	20,009,154	8,258,395
Share-based payments, warrant reserve and other	6,386,459	1,003,609
Obligation to issue shares	32,238	32,238
Deficit	(9,690,280)	(8,037,998)
Total Shareholders’ Equity	16,737,571	1,256,244
Total Liabilities and Shareholders’ Equity	$ 22,035,902	$ 2,290,457